Expense Example (Lifestyle Balanced Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Lifestyle Balanced Trust
Expense Example:
Year 1	$ 83
Year 3	259
Year 5	450
Year 10	1,002
Series II, Lifestyle Balanced Trust
Expense Example:
Year 1	103
Year 3	322
Year 5	558
Year 10	1,236
Series NAV, Lifestyle Balanced Trust
Expense Example:
Year 1	78
Year 3	243
Year 5	422
Year 10	$ 942